Financial Instruments and Risk Management - Capital Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total Debt [abstract]
Current assets	$ (54,170)	$ (53,864)
Total Capital [Abstract]
Shareholder's equity	178,574	138,295
Total capital	160,582	129,513
TransGlobes [Member]
Total Debt [abstract]
Long-term debt, including the current portion	3,040	21,464
Current assets	(54,170)	(53,864)
Current liabilities, excluding the current portion of long-term debt	33,138	23,618
Total Capital [Abstract]
Net debt	$ (17,992)	$ (8,782)